SCHEDULE OF DISAGGREGATION OF REVENUE (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Total revenues	$ 1,941		$ 1,941
Nutraceutical Products [Member]
Total revenues	$ 1,941		$ 1,941